Average Annual Total Returns{- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD Income Fund	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZND Past 1 year	IXZND Past 5 years	IXZND Past 10 years
Total	3.14%	5.67%	6.22%	1.64%	4.24%	5.08%	2.21%	3.98%	4.59%	(1.54%)	3.57%	2.90%	3.09%	5.78%	6.21%